Description of the Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business and Basis of Presentation

1. Description of the Business and Basis of Presentation

Business

Skillz is a mobile eSports platform, driving the future of entertainment by accelerating the convergence of sports, video games and media. The Company’s principal activities are to develop and support a proprietary online-hosted technology platform that enables independent game developers to host tournaments and provide competitive gaming activity (“Competitions”) to end-users worldwide.

The Company was originally incorporated in Delaware on March 2, 2020 as a special purpose acquisition company under the name Flying Eagle Acquisition Corp. (“FEAC”) for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination involving FEAC and one or more businesses. On December 16, 2020 (the “Closing”), the Company consummated the merger agreement (the “Merger Agreement”) dated September 1, 2020, by and among, FEAC, Merger Sub Inc., a Delaware corporation (“Merger Sub”), Skillz Inc., a Delaware corporation (“Old Skillz”) and Andrew Paradise (the “Founder”), solely in his capacity as the representative of the stockholders of Old Skillz.

Pursuant to the terms of the Merger Agreement, a business combination between FEAC and Old Skillz was effected through the merger of Merger Sub with and into Old Skillz, with Old Skillz surviving as the surviving company and a wholly-owned subsidiary of FEAC (the “Merger” and collectively with the other transaction described in the Merger Agreement, the “Business Combination”). On the closing date of the Business Combination, FEAC changed its name to Skillz Inc. (the “Company” or “Skillz”) and Old Skillz changed its name to Skillz Platform Inc. The Company’s common stock is now listed on the NYSE under the symbol “SKLZ” and warrants to purchase the common stock at an exercise price of $11.50 per share are listed on the NYSE under the symbol “SKLZ.WS.”

Skillz Platform Inc. was originally formed as Professional Gaming, LLC on March 28, 2012, changed its name to Lookout Gaming, LLC on May 18, 2012, and to Skillz LLC on January 31, 2013, before converting to a Delaware corporation with the name Skillz Inc. on April 29, 2013.

Basis of Presentation

The Company’s condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”).

Pursuant to the Merger Agreement, the merger between Merger Sub and Old Skillz was accounted for as a reverse recapitalization in accordance with U.S. GAAP (the “Reverse Recapitalization”). Under this method of accounting, FEAC was treated as the “acquired” company and Old Skillz is treated as the acquirer for financial reporting purposes.

Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Old Skillz issuing stock for the net assets of FEAC, accompanied by a recapitalization. The net assets of FEAC are stated at historical cost, with no goodwill or other intangible assets recorded.

Old Skillz was determined to be the accounting acquirer based on the following predominant factors:

●	Old Skillz’s existing stockholders have the greatest voting interest in the Company;
●	The largest individual minority stockholder in the Company is an existing stockholder of Old Skillz;
●	Old Skillz’s directors represented the majority of the new board of directors of the Company;
●	Old Skillz’s senior management is the senior management of the Company; and
●	Old Skillz is the larger entity based on historical revenue and has the larger employee base.

The consolidated assets, liabilities and results of operations prior to the Reverse Recapitalization are those of Old Skillz. The shares and corresponding capital amounts and losses per share, prior to the Reverse Recapitalization, have been retroactively restated based on shares reflecting the exchange ratio of 0.7471 established in the Business Combination.

Unaudited Interim Financial Statements

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. GAAP for interim financial information and in accordance with the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The unaudited condensed consolidated financial statements reflect all normal and recurring adjustments that are, in the opinion of the Company’s management, necessary for the fair presentation of the results of operations for the interim periods. Operating results for the three and six months ended June 30, 2021 are not necessarily indicative of the results that may be expected for the year ending December 31, 2021. These unaudited interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes included in the Company’s Annual Report on Form 10-K/A for the fiscal year ended December 31, 2020, as filed with the SEC on May 13, 2021.

Comprehensive Loss

Through June 30, 2021, there are no components of comprehensive loss which are not included in net loss; therefore, a separate statement of comprehensive loss has not been presented.

1. Description of the Business and Basis of Presentation

Business

On December 16, 2020 (the “Closing”), Flying Eagle Acquisition Corp. (“FEAC”), a publicly traded special purpose acquisition company, consummated the merger agreement (the “Merger Agreement”) dated September 1, 2020, by and among, FEAC, Merger Sub Inc., a Delaware corporation (“Merger Sub”), Skillz Inc., a Delaware corporation (“Old Skillz”) and Andrew Paradise (the “Founder”), solely in his capacity as the representative of the stockholders of Old Skillz.

Pursuant to the terms of the Merger Agreement, a business combination between FEAC and Old Skillz was effected through the merger of Merger Sub with and into Old Skillz, with Old Skillz surviving as the surviving company and a wholly-owned subsidiary of FEAC (the “Merger” and collectively with the other transaction described in the Merger Agreement, the “Business Combination”). On the Closing Date FEAC changed its name to Skillz Inc. (the “Company” or “Skillz”) and Old Skillz changed its name to Skillz Platform Inc.

Skillz Platform Inc. was originally formed as Professional Gaming, LLC on March 28, 2012, changed its name to Lookout Gaming, LLC on May 18, 2012, and to Skillz LLC on January 31, 2013, before converting to a Delaware corporation with the name Skillz Inc. on April 29, 2013.

Skillz is a mobile eSports platform, driving the future of entertainment by accelerating the convergence of sports, video games and media. The Company’s principal activities are to develop and support a proprietary online-hosted technology platform that enables independent game developers to host tournaments and provide competitive gaming activity (“Competitions”) to end-users worldwide.

Basis of Presentation

The Company’s consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”).

Pursuant to the Merger Agreement, the merger between Merger Sub and Old Skillz was accounted for as a reverse recapitalization in accordance with U.S. GAAP (the “Reverse Recapitalization”). Under this method of accounting, FEAC was treated as the “acquired” company and Old Skillz is treated as the acquirer for financial reporting purposes.

Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Old Skillz issuing stock for the net assets of FEAC, accompanied by a recapitalization. The net assets of FEAC are stated at historical cost, with no goodwill or other intangible assets recorded.

Old Skillz was determined to be the accounting acquirer based on the following predominant factors:

●	Old Skillz’s existing stockholders have the greatest voting interest in the Company;
●	The largest individual minority stockholder in the Company is an existing stockholder of Old Skillz;
●	Old Skillz’s directors represented the majority of the new board of directors of the Company;
●	Old Skillz’s senior management is the senior management of the Company; and
●	Old Skillz is the larger entity based on historical revenue and has the larger employee base.

The consolidated assets, liabilities and results of operations prior to the Reverse Recapitalization are those of Old Skillz. The shares and corresponding capital amounts and losses per share, prior to the Reverse Recapitalization, have been retroactively restated based on shares reflecting the exchange ratio of 0.7471 established in the Business Combination.

Comprehensive Loss

Through December 31, 2020, there are no components of comprehensive loss which are not included in net loss; therefore, a separate statement of comprehensive loss has not been presented.